Share Capital - Summary of Options Outstanding (Detail)		9 Months Ended		12 Months Ended
		Sep. 30, 2019 shares $ / shares	Sep. 30, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance Ending		1,715,079	1,715,079
Canadian Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance Beginning	[1]	875,433	875,433	591,609	591,609
Number of Stock Options, Granted	[1]	35,719	35,719	322,517	322,517
Number of Stock Options, Expired/Forfeited	[1]	(50,115)	(50,115)	(38,693)	(38,693)
Number of Stock Options, Balance Ending	[1]	861,037	861,037	875,433	875,433
Weighted-average Exercise Price, Balance Beginning | $ / shares	[1]		$ 18.20		$ 21.30
Weighted-average Exercise Price, Granted | $ / shares	[1]		4.54		13.51
Weighted-average Exercise Price, Expired/Forfeited | $ / shares	[1]		31.66		24.90
Weighted-average Exercise Price, Balance Ending | $ / shares	[1]		$ 5.92		$ 18.20
US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance Beginning	[1]	50,349	50,349
Number of Stock Options, Granted	[1],[2]	843,693	843,693	50,349	50,349
Number of Stock Options, Expired/Forfeited	[1]	(40,000)	(40,000)
Number of Stock Options, Balance Ending	[1]	854,042	854,042	50,349	50,349
Weighted-average Exercise Price, Balance Beginning | $ / shares	[1]	$ 1.55
Weighted-average Exercise Price, Granted | $ / shares	[1],[2]	2.72		$ 1.55
Weighted-average Exercise Price, Expired/Forfeited | $ / shares	[1]	3.72
Weighted-average Exercise Price, Balance Ending | $ / shares	[1]	$ 2.65		$ 1.55

[1]	After giving consideration for 30:1 share consolidation effected June 2018.
[2]	Certain options granted in the period ending September 30, 2019 will vest in accordance with vesting schedules and milestones over a period up to 4 years.